PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jun. 10, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Asset Acquisition [Line Items]
Depreciation expense		$ 316,957	$ 225,640
Payments to acquire property, plant, and equipment		$ 173,625	$ 3,254,502
Titan Trucking LLC [Member]
Asset Acquisition [Line Items]
Depreciation expense				$ 325,382	$ 304,175
Payments to acquire property, plant, and equipment				$ 3,349,628	$ 47,177
Titan Trucking LLC [Member] | Asset Purchase Agreement [Member]
Asset Acquisition [Line Items]
Payments to acquire property, plant, and equipment	$ 1,805,000
Century Waste Management [Member]
Asset Acquisition [Line Items]
Asset acquisition, consideration transferred	$ 1,805,000